Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$38,362,729.96	0.3310271	$27,477,133.33	0.2370967	$10,885,596.63
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$115,312,729.96	0.1011657	$104,427,133.33	0.0916156	$10,885,596.63

Weighted Avg. Coupon (WAC)	3.43%		3.46%
Weighted Avg. Remaining Maturity (WARM)	18.94		18.12
Pool Receivables Balance	$135,587,267.74		$124,344,138.97
Remaining Number of Receivables	24,534		23,798

Adjusted Pool Balance	$132,539,534.30		$121,653,937.67

III. COLLECTIONS

Principal:
Principal Collections	$11,048,258.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$177,417.69
Total Principal Collections	$11,225,676.15

Interest:
Interest Collections	$382,927.17
Late Fees & Other Charges	$35,899.11
Interest on Repurchase Principal	$-
Total Interest Collections	$418,826.28

Collection Account Interest	$8,361.25
Reserve Account Interest	$2,275.62
Servicer Advances	$-

Total Collections	$11,655,139.30

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,655,139.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,655,139.30

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$112,989.39	$-	$112,989.39	$112,989.39
	Collection Account Interest					$8,361.25
	Late Fees & Other Charges					$35,899.11
Total due to Servicer						$157,249.75

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$42,199.00		$42,199.00

	Total Class A interest:		$42,199.00		$42,199.00	$42,199.00

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$11,320,413.55

9.	Regular Principal Distribution Amount:					$10,885,596.63

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$10,885,596.63
	Class A Notes Total:		$10,885,596.63		$10,885,596.63
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,885,596.63		$10,885,596.63

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					434,816.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,047,733.44
Beginning Period Amount	$3,047,733.44
Current Period Amortization	$357,532.14
Ending Period Required Amount	$2,690,201.30
Ending Period Amount	$2,690,201.30
Next Distribution Date Required Amount	$2,358,176.95

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.00%	14.16%	14.16%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.20%	23,370	96.81%	$120,378,015.83
30 - 60 Days	1.41%	335	2.43%	$3,025,264.67
61 - 90 Days	0.33%	78	0.63%	$783,000.43
91-120 Days	0.06%	15	0.13%	$157,858.04
121 + Days	0.00%	0	0.00%	$-
Total		23,798		$124,344,138.97

Delinquent Receivables 30+ Days Past Due
Current Period	1.80%	428	3.19%	$3,966,123.14
1st Preceding Collection Period	1.84%	451	3.18%	$4,309,431.77
2nd Preceding Collection Period	1.67%	421	2.86%	$4,200,582.78
3rd Preceding Collection Period	1.73%	451	2.95%	$4,709,864.35
Four-Month Average	1.76%		3.05%

Repossession in Current Period		20		$143,297.77
Repossession Inventory		55		$113,760.22

Current Charge-Offs
Gross Principal of Charge-Offs				$194,870.31
Recoveries				$(177,417.69)
Net Loss				$17,452.62

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.15%

Average Pool Balance for Current Period				$129,965,703.36

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.16%
1st Preceding Collection Period				-0.04%
2nd Preceding Collection Period				0.52%
3rd Preceding Collection Period				-0.12%
Four-Month Average				0.13%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		24	2,177	$31,829,735.58
Recoveries		16	1,969	$(18,575,637.50)
Net Loss				$13,254,098.08
Cumulative Net Loss as a % of Initial Pool Balance				1.11%

Net Loss for Receivables that have experienced a Net Loss *		14	1,775	$13,338,851.46
Average Net Loss for Receivables that have experienced a Net Loss				$7,514.85

Principal Balance of Extensions				$1,079,383.09
Number of Extensions				118

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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